Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Entity Registrant Name	Colliers International Group Inc.
Entity Central Index Key	0000913353
Trading Symbol	cigi
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Type	40-F
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Multiple Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	1,325,694
Subordinate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	37,322,767